Note 2 - Acquisitions Rockies Natural Gas Business Acquisition (Details) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
		Jul. 22, 2015 shares	Apr. 06, 2015	Dec. 02, 2014 USD ($) facility	Oct. 24, 2014 USD ($) shares	Aug. 31, 2014 shares	Dec. 31, 2015 USD ($) terminals facility		Dec. 31, 2014 USD ($) $ / shares		Dec. 31, 2013 USD ($) $ / shares		Oct. 29, 2014 USD ($)
Acquisition
General partner’s ownership interest							2.00%		2.00%		2.00%
Number of assets | terminals							29
Proceeds from issuance of common units, net of issuance costs					$ 1,300		$ 95	[1]	$ 1,449	[1]	$ 701	[1]
Aggregate principal amount													$ 1,300
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net
Goodwill							130		164	[2]
Investment in unconsolidated affiliates							58		57	[2]
Fractionation Facility
Acquisition
Number of assets | facility				1
Natural Gas Processing Complexes
Acquisition
Number of assets | facility				4
Rockies Natural Gas Business Acquisition
Acquisition
Effective date of acquisition		Jul. 22, 2015		Dec. 02, 2014
Purchase price				$ 2,500
Business acquisition, date of acquisition agreement			Apr. 06, 2015
Limited partner common units, conversion ratio		0.3088
Units issued in equity offering (units) | shares		7,100,000
Fees for alternative financing arrangement				$ 16
Measurement period adjustment							34
Adjustments related to deferred issuance costs									8
Transaction costs							2		33
Reason for business combination				The acquisition aligns with TLLP’s strategies to focus on stable fee-based business, optimize existing assets, pursue organic growth and grow through acquisitions. The combined system provides a platform for growth across the crude oil and natural gas basin near existing TLLP assets. The Rockies Natural Gas Business Acquisition makes TLLP a full-service, integrated logistics company. Natural gas gathering and processing is an extension of our existing business allowing us to offer integrated crude oil and natural gas services to producers, particularly in the Bakken region.
Acquired intangible assets, accumulated amortization							32
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net
Cash							32
Account receivable							120
Prepayments and other							3
Property, plant and equipment							1,695
Intangibles							1,008
Goodwill							121
Investment in unconsolidated affiliates							59
Other noncurrent assets							25
Accounts payable							(56)
Other current liabilities							(53)
Other noncurrent liabilities							(5)
Noncontrolling Interest							(433)
Total purchase price							2,516
Business Acquisition, Pro Forma Information
Revenues	[3]								936		689
Net earnings	[3]								101		55
Net earnings attributable to partners	[3]								$ 106		$ 105
Common - basic and diluted | $ / shares	[3]								$ 0.77		$ 1.23
Subordinated - basic and diluted | $ / shares	[3]								$ 1.13		$ 1.39
QEP Midstream Partners LP
Acquisition
Limited partnership, ownership interest				0.00%
General partner’s ownership interest				0.00%
QEP Midstream Partners GP, LLC
Acquisition
Limited partnership, ownership interest				0.00%
Common
Acquisition
Common units sold to the public (units) | shares					23,000,000	2,100,000
Proceeds from issuance of common units, net of issuance costs							293
Gathering | Rockies Natural Gas Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net
Goodwill							$ 22
Processing | Fractionation Facility
Acquisition
Number of assets | facility							1
Processing | Rockies Natural Gas Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net
Goodwill							$ 99

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[3]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjA5Mzk4ZDcxMWI5NDQ2M2ZhYTcyN2I4ZTQ2MWMwMGY0fFRleHRTZWxlY3Rpb246ODc5MTMwMzFENjdENDY4NDcwRTNEQTE3NTFENzRFOUYM}